                                             UNITED STATES
                                securities and exchange commission
                                       washington, d.c. 20549

                                            form n-csr

                     certified shareholder report of registered management
                                  investment companies

Investment Company Act file number          811-21070
                                   --------------------
     Runkel Funds, Inc.
-------------------------------------------------------
    (Exact name of registrant as specified in charter)

903 Chevey St  Belmont, CA                    94002
------------------------------------------------------------
(Address of principal executive offices)     (Zip code)

Thomas Runkel, Runkel Funds, 903 Chevey St  Belmont, CA 94002
          (Name and address of agent for service)

Registrant's telephone number, including area code: 650-591-3042

Date of fiscal year end:   6/30
                        ------------

Date of reporting period:  12/31/02
                         -----------

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. 3507.

Item 1.  Reports to Stockholders.

                              Management's Discussion of Fund Performance


To All Shareholders,

     After declining in its first fiscal quarter, the Fund rose 5.38% in the latest quarter ending 12/31/02. The resulting performance since inception remains roughly in-line with the index but below our long-term expectations. Overtime, we expect the relative performance of the Fund to improve as the value of the underlying businesses owned in the Fund are more fully reflected in their stock prices.

--------------------------------------------------------------------------------
Total returns through 12/31/02:
                        Inception to      Qtr. Ending      Inception to
                          9/30/02           12/31/02         12/31/02
Runkel Value Fund         -14.53%           +5.38%           -9.93%
S&P 500 Index             -15.47%           +8.44%           -8.34%

     Past performance is no guarantee of future results. An investor's shares when redeemed will be worth more or less than their original cost. The Fund's inception date was 7/01/02.

--------------------------------------------------------------------------------

     Despite a modest rebound in most of the major market indices in the fourth quarter of 2002, the last six months have not been enjoyable for most stock investors. Corporate scandals, sluggish economic growth, and escalating tensions with Iraq all took their toll on the stock market during the period. While the Fund suffered a similar fate as the market, the negative performance of several positions, which are discussed in more detail below, held back the Fund's relative performance.

The Best and Worst Performers

     The positions that were the largest positive contributors to the Fund's performance during the last six months included Exxon Mobil Corp., Merck & Co., Inc., and Kraft Foods, Inc. which represented approximately 4.6%, 5.7% and 4.2% respectively of total net assets at the end of the period. The largest detractors from the Fund's performance during the period were McDonald's Corp., Kroger Co. and General Electric Co., which represented approximately 3.7%, 4.4% and 4.8% respectively of total net assets. All three of these companies have had their share of troubles recently but we believe their problems are temporary rather than permanent and should still be held in the Fund.

     McDonald's has hurt the performance of the Fund the most over the last six months. Their problems have been well documented. They pushed expansion too hard over the last five years in pursuit of growth. As a result, they took their eyes off of the ball as far as managing existing restaurants, which suffered from slow and inconsistent service, and deteriorating quality and cleanliness. McDonald's problems with its restaurants translated into lower earnings and declining same-store sales over the last two years, which caused the stock to drop significantly. The question at this point is can McDonald's turn things around or is it permanently impaired? We believe that McDonald's problem is one of execution rather than a fundamental flaw in its business model. McDonald's is still the world's largest restaurant operator and is one of the best-known brands in world. They operate more than 30,000 restaurants in 121 countries and they are by far the largest restaurant chain in the U.S. with a market share of over 43%. They should continue to benefit from consumers increased desire for the convenience of eating away from home. It will take time to turn things around at McDonald's, but they are headed in the right direction. They have appointed a new CEO, they are closing unprofitable stores and they are cutting costs and slowing expansion of new restaurants in order to focus on turning around existing restaurants. They are also implementing a performance-based compensation plan for its franchisee operators, which will tie compensation to improvements in service, quality and cleanliness. Franchisees who don't show improvements will be removed from the system. Although McDonald's has become a "show me" story, even using very conservative single digit growth assumptions, we believe McDonald's is selling at a significant discount to its intrinsic value and offers an attractive total return potential over the next five years. Therefore, we will continue to hold the stock in the Fund.

New Positions

     During the latest quarter, the Fund initiated new positions in Robert Half International and Home Depot, Inc., both of which represented approximately 3.7% of total net assets at the end of the period. Robert Half is a temporary employment service company, which is leveraged to some of the fastest growing areas of the temporary service industry including accounting and financial services. Its earnings and stock price are down substantially because slower economic activity and higher unemployment rates have reduced demand for temporary services. However, they have a clean balance sheet, they are buying back shares and their earnings and cash flow should rebound with the economy. We believe that the stock is significantly undervalued and has attractive upside return potential.

     Home Depot is suffering from some of the same problems as McDonalds. Home Depot expanded so rapidly over the past ten years that they let service and cost control measures at existing stores slip. They also did not do a good job of competing against Lowe's Cos., which offers more customer friendly stores. As a result, same-store sales have turned negative and the stock is down substantially. However, Home Depot is still twice as large as Lowe's and offers the best prices in the industry so demand should not go away. New management is centralizing purchasing to cut product costs in order to offer even lower prices to consumers. In addition, they are changing the sales mix by emphasizing higher margin items like appliances and floor coverings. Finally, they are remodeling their stores to offer a more customer friendly format and less of a warehouse look. They still have plenty of room to grow as a significant portion of the home improvement market is still controlled by smaller chains and mom and pop stores. They have more cash than debt, they are buying back shares, and they trade at just 13 times next year's estimated earnings so downside risk appears limited and upside potential could be significant.




Stock Market: Looking back - Looking forward

     In terms of the overall market, the S&P 500 declined 23.4% in 2002, its worst decline since 1974. 2002 also marked the third year in a row that all the major market indices declined, which hasn't happened since the three-year period ending 1941. Only once in the 107-year history of the Dow Jones Industrial Average has it declined four years in a row. What will 2003 bring? It is impossible to know for sure. While overall valuations are still not cheap from an historical standpoint, they are not overly expensive either. There are still many concerns that worry investors including continued economic weakness, a potential war with Iraq, and lingering corporate governance problems. All of these are legitimate concerns but they are also short-term concerns. The Fund's investment time horizon is five years or more and looking out five years, war concerns should be reduced, the economy should be stronger and earnings and stock prices should be higher.

Outlook

     While the Fund is off to a slow, we remain confident in the prospects of the businesses owned by the Fund and believe that they are selling at large discounts to their intrinsic value and offer a long-term potential return opportunity superior to that of the overall market. Even though economic conditions and the investment environment will always be in flux you can be assured that our investment approach will never change. We will continue to identify strong companies and invest only when we are confident that they are selling at large enough discounts to their intrinsic value to offer the potential for superior long-term total returns.

     Thank you for your support of the Runkel Value Fund. We welcome your comments and questions and look forward to serving you in the future.



                                                   - Thomas J. Runkel, CFA
                                                President, Runkel Funds, Inc.

Runkel Value Fund
Schedule of Investments
December 31, 2002 (Unaudited)

Common Stocks - 87.5%                                                   Shares                       Value

Cable & Other Pay Television Services - 12.1%
                                                                                                 $
Comcast Corp. Class A (a)                                                   1,035                24,395
Comcast Corp. (a)                                                           2,300                        51,957
Liberty Media Corp. (a)                                                     9,074                        81,122
                                                                                                 ---------------
                                                                                                        157,474
                                                                                                 ---------------

Electronic & Other Electrical Equipment (No Computer Equipment) - 4.8%
General Electric Co.                                                        2,550                        62,093
                                                                                                 ---------------

Finance Services - 6.2%
American Express Co.                                                        2,275                        80,421
                                                                                                 ---------------

Food & Kindred Products - 4.2%
Kraft Foods, Inc.                                                           1,415                        55,086
                                                                                                 ---------------

Petroleum Refining - 4.6%
Exxon Corp.                                                                 1,700                        59,398
                                                                                                 ---------------

Pharmaceutical Preparations - 8.5%
Merck & Co., Inc.                                                           1,300                        73,593
Schering-Plough, Inc.                                                       1,675                        37,185
                                                                                                 ---------------
                                                                                                        110,778
                                                                                                 ---------------

Refuse Systems - 4.8%
Waste Management, Inc.                                                      2,700                        61,884
                                                                                                 ---------------

Retail - Eating Places - 3.7%
McDonald's Corp.                                                            3,000                        48,240
                                                                                                 ---------------

Retail - Grocery Stores - 4.4%
Kroger Corp. (a)                                                            3,700                        57,165
                                                                                                 ---------------

Retail - Lumber & Other Building Materials Dealers - 3.7%
The Home Depot, Inc.                                                        2,000                        47,920
                                                                                                 ---------------

Savings Institutions, Not Federally Chartered - 4.7%
Washington Mutual, Inc.                                                     1,750                        60,427
                                                                                                 ---------------

Semiconductors & Related Devices - 4.5%
Intel Corp.                                                                 3,750                        58,388
                                                                                                 ---------------

Services - Employment Agencies - 3.7%
Robert Half International, Inc. (a)                                         3,000                        48,330
                                                                                                 ---------------

Services - Miscellaneous Amusement & Recreation - 5.2%
Walt Disney Co.                                                             4,100                        66,871
                                                                                                 ---------------

Runkel Value Fund
Schedule of Investments
December 31, 2002 (Unaudited)

Common Stocks - 87.5%                                                   Shares                       Value

Services - Personal Services - 5.4%
H & R Block, Inc.                                                           1,750                        70,350
                                                                                                 ---------------

Telephone Communications (No Radiotelephone) - 1.3%
AT&T Corp.                                                                    640                        16,710
                                                                                                 ---------------

Water Transportation - 5.7%
Tidewater, Inc.                                                             2,400                        74,639
                                                                                                 ---------------

TOTAL COMMON STOCKS (Cost $1,144,292)                                                                 1,136,174
                                                                                                 ---------------

Money Market Securities - 11.7%
Huntington Money Market Fund, Class A, 0.38%, (Cost $152,692) (b)           9,830                       152,692
                                                                                                 ---------------

                                                                                                 $
TOTAL INVESTMENTS (Cost $1,296,984) - 99.2%                                                      1,288,866
                                                                                                 ---------------

Cash and other assets less liabilities - 0.8%                                                             9,831
                                                                                                 ---------------

                                                                                                 $
TOTAL NET ASSETS - 100.0%                                                                        1,298,697
                                                                                                 ===============

(a) Non-income producing.
(b) Variable rate security; the yield shown represents the rate at December 31, 2002.

Runkel Value Fund
Statement of Assets and Liabilities
December 31, 2002 (Unaudited)



Assets
Investments in securities, at value (cost $1,296,984)           $
                                                                       1,288,866
Interest receivable                                                        59
Dividends receivable                                                    2,643
Receivable due from adviser                                            10,607
                                                               ---------------
     Total assets                                                   1,302,175
                                                               ---------------

Liabilities
Accrued advisory fees                                                   1,232
Other payables and accrued expenses                                     2,246
                                                               ---------------
     Total liabilities                                                  3,478
                                                               ---------------

                                                                $
Net Assets                                                     1,298,697
                                                               ===============

Net Assets consist of:
Paid in capital                                                     1,364,420
Accumulated net investment income                                       1,376
Accumulated net realized (loss) on investments                       (58,981)
Net unrealized (depreciation) on investments                          (8,118)
                                                               ---------------

                                                                $
Net Assets, for 96,247 shares                                  1,298,697
                                                               ===============

Net Assets Value
Net Assets
                                                                $
Offering price per share ($1,298,697 / 96,247)                 13.49
                                                               ===============

                                                                $
Redemption price per share (a)                                 13.36
                                                               ===============


(a) The redemption price per share reflects a redemption fee of 1.00% on shares redeemed within 1 year of purchase. The fee is waived for mandatory retirement withdrawals and for the systematic withdrawal plan.

Runkel Value Fund
Statement of Operations
For the period July 1, 2002 (commencement of operations) through December 31, 2002 (Unaudited)


Investment Income
                                                                        $
Dividend income                                                        8,486
Interest income                                                          543
                                                                  -------------
  Total Income                                                         9,029
                                                                  -------------

Expenses
Investment advisor fee                                                 5,675
Administration expenses                                                7,610
Auditing expenses                                                      3,640
Custodian expenses                                                     3,529
Fund accounting expenses                                               7,079
Insurance expenses                                                       480
Legal expenses                                                        12,640
Trustee expenses                                                         152
Pricing expenses                                                         913
Registration expenses                                                  1,011
Printing expenses                                                        809
Transfer agent expenses                                                9,201
Miscellaneous expenses                                                 3,287
                                                                    ------------
  Total Expenses                                                      56,026
Reimbursed expenses                                                  (50,334)
                                                                    -----------
Total operating expenses                                               5,692
                                                                    -----------
Net Investment Income (Loss)                                           3,337
                                                                     ----------


Realized & Unrealized (Loss)
Net realized (loss) on investment securities                         (58,981)
Change in net unrealized (depreciation)
   on investment securities                                           (8,118)
                                                                   -------------
Net realized and unrealized (loss) on investment securities          (67,099)
                                                                   -------------
Net (decrease) in net assets resulting from operations              $(63,762)
                                                                   =============

Runkel Value Fund
Statement of Changes In Net Assets

                                                                                          Period ended
                                                                                         12/31/2002 (a)
Increase (Decrease) in Net Assets                                                         (Unaudited)
                                                                                        -----------------
Operations

  Net investment income                                                                  $        3,337
  Net realized (loss) on investment securities                                                  (58,981)
  Change in net unrealized (depreciation)                                                        (8,118)
                                                                                        -----------------
  Net (decrease) in net assets resulting from operations                                        (63,762)
                                                                                        -----------------
Distributions
  From net investment income                                                                     (1,961)
  From net realized gain                                                                               -
                                                                                        -----------------
  Total distributions                                                                            (1,961)
                                                                                        -----------------
Capital Share Transactions
  Proceeds from shares sold                                                                    1,257,459
  Reinvestment of distributions                                                                    1,961
  Amount paid for shares repurchased                                                                   -
                                                                                        -----------------
  Net increase in net assets resulting
     from share transactions                                                                   1,259,420
                                                                                        -----------------
Total Increase (Decrease) in Net Assets                                                        1,193,697
                                                                                        -----------------

Net Assets
  Beginning of period                                                                            105,000
                                                                                        -----------------

  End of period                                                                          $     1,298,697
                                                                                        =================

Capital Share Transactions
  Shares sold                                                                                     96,104
  Shares issued in reinvestment of distributions                                                     143
                                                                                        -----------------

  Net increase from capital transactions                                                          96,247
                                                                                        =================


(a) From July 1, 2002 (commencement of operations) through December 31, 2002.

Runkel Value Fund
Financial Highlights
                                                            Period ended
                                                           Dec. 31, 2002 (c)
                                                              (Unaudited)
                                                          -------------------

Selected Per Share Data

Net asset value, beginning of period                      $     15.00
                                                         -------------------
 Income from investment operations

 Net investment income                                           0.04

 Net realized and unrealized (loss)                             (1.53)
                                                          -------------------

Total from investment operations                                (1.49)
                                                          -------------------
Less Distributions to shareholders:

From net investment income                                      (0.02)
                                                         -------------------

Total distributions                                             (0.02)
                                                         -------------------


Net asset value, end of period                           $      13.49
                                                         ===================

Total Return                                                  (9.93)%(b)

Ratios and Supplemental Data

Net assets, end of period (000)                             $  1,299

Ratio of expenses to average net assets                        1.00%     (a)
Ratio of expenses to average net assets
      before waiver & reimbursement                            9.85%     (a)
Ratio of net investment income to
      average net assets                                       0.59%     (a)
Ratio of net investment income to
      average net assets before waiver & reimbursement        (8.26)%    (a)

Portfolio turnover rate                                       15.34%

(a) Annualized.
(b) For periods of less than a full year, total return is not annualized. (c) For the period July 1, 2002 (Commencement of Operations) through
     December 31, 2002.


                                    Runkel Value Fund
                                Notes to Financial Statements
                               December 31, 2002 (Unaudited)

NOTE 1.  ORGANIZATION

     Runkel Value Fund (the "Fund") is the initial series of Runkel Funds, Inc. (the "Trust"). The Trust is an open-end, investment management company and was organized as a Maryland corporation on March 20, 2002. The Fund currently offers one class of shares to investors. The Fund is a non-diversified series and its investment objective is to achieve long-term capital appreciation. The Trust may offer shares of new series under the Trust at any time. The Trust's principle office is, 903 Chevy Street, Belmont, California 94002. The Fund's investment adviser is Runkel Advisors, LLC (the "Adviser").


NOTE 2.  SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

     Securities Valuation- In valuing the Fund's assets for the purpose of determining net asset value, readily marketable portfolio securities listed on a national securities exchange are valued at the last sale price on such exchange on the business day as of which such value is being determined. If there has been no sale on such exchange on such day, the security is valued at the closing bid price on such day. If no bid price is quoted on such exchange on such day, then the security is valued by such method as the Adviser under the supervision of the Board of Trustees determines in good faith to reflect its fair value. Readily marketable securities traded only in the over-the-counter market are valued at the last sale price, if available, otherwise at the most recent bid price. If no bid price is quoted on such day, then the security is valued by such method as the Adviser under the supervision of the Board of Trustees determines in good faith to reflect its fair value. All other assets of the Fund, including restricted securities and securities that are not readily marketable, are valued in such manner as the Adviser under the supervision of the Board of Trustees in good faith deems appropriate to reflect their fair value.

     Federal Income Taxes- The Fund will qualify and intends to continue to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), so as to be relieved of federal income tax on its capital gains and net investment income distributed to shareholders. To qualify as a regulated investment company, the Fund must, among other things, receive at least 90% of its gross income each year from dividends, interest, gains from the sale or other disposition of securities and certain other types of income including, with certain exceptions, income from options and futures contracts.

     Other- The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.


NOTE 3.  FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     Runkel Advisors, LLC, 903 Chevy Street, Belmont, California 94002, has been a registered investment adviser since March 2002. Thomas J. Runkel, sole owner of Runkel Advisors, LLC is the portfolio manager of the Fund. Mr. Runkel also serves as Chairman, President, Secretary, and Treasurer of the Trust.




                                Runkel Value Fund
                          Notes to Financial Statements
                     December 31, 2002 - continued (Unaudited)


NOTE 3.  FEES AND OTHER TRANSACTIONS WITH AFFILIATES - continued

     Under the Investment Advisory Agreement between the Trust and the Advisor dated May 30, 2002, (the "Advisory Agreement"), the Advisor reviews the portfolio of securities and investments in the Fund, and advises the Fund in the selection, acquisition, holding or sale of securities and makes recommendations with respect to other aspects and affairs of the Fund. The Advisor is also responsible for placing orders for the purchase and sale of the Fund's investments directly with the issuers or with brokers or dealers selected by the Advisor. As compensation for its services under the Advisory Agreement, the Advisor receives a monthly fee at the annual rate of 1.00% of the average daily net assets of the Fund up to and including $500 million and 0.80% thereafter. For the period ended December 31, 2002, the Advisor received a fee of $5,675 from the Fund. The Adviser has contractually agreed to reimburse expenses (not including brokerage commissions, taxes, interest and extraordinary expenses) of the Fund and/or waive fees in order to ensure that total Fund operating expenses on an annual basis do not exceed 1.00% for fiscal years ending June 30, 2003 and 2004. For the period ended December 31, 2002, the Adviser waived management fees and reimbursed Fund expenses of $50,334.

     Unified Fund Services, Inc., 431 North Pennsylvania Street, Indianapolis, Indiana 46204, acts as the Fund's Transfer Agent and, in such capacity, maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other accounting and shareholder service functions. In addition, Unified, in its capacity as Fund administrator, provides the Fund with certain monthly reports, recordkeeping and other management-related services. Unified also serves as fund accountant and is responsible for pricing the Fund's portfolio securities and determining its net asset value on each day that the New York Stock Exchange is open for business. For its services as Transfer Agent, Unified receives a base fee from the Fund of $15 per active shareholder account per year, with a minimum fee of $10,500. For its services as fund accountant, Unified receives a fee of 0.050% for the first $50 million in average net assets, subject to a minimum annual fee of $14,000. For its services as administrator, Unified receives a fee of 0.10% for the first $50 million in average net assets, subject to a minimum annual fee of $15,050.

     Unified Financial Securities, Inc. serves as the principal underwriter and national distributor for the shares of the Fund. Unified Financial Securities, Inc. is registered as a broker-dealer under the Securities Exchange Act of 1934 and each state's securities laws and is a member of the NASD. The offering of the Fund's shares is continuous. The Distribution Agreement provides that the Distributor, as agent in connection with the distribution of Fund shares, will use its best efforts to distribute the Fund's shares.

     The Board of Trustees has adopted a Rule 12b-1 Distribution Plan on behalf of the Fund, in accordance with Rule 12b-1 (the "Plan") under the 1940 Act. The Plan authorizes the Fund to pay to the Adviser, as distribution coordinator, a distribution fee and/or shareholder servicing fee of up to 0.25% of the average daily net assets of the Fund in connection with the promotion and distribution of Fund shares or the provision of personal services to shareholders. The Fund or the Adviser may pay all or a portion of this fee to any registered securities dealer, financial institution or any other person who provides assistance in distributing or promoting the sale of shares, or who provides certain shareholder services. The Plan will not be activated for the fiscal years ending June 30, 2003 and 2004.





                                    Runkel Value Fund
                             Notes to Financial Statements
                          December 31, 2002 - continued (Unaudited)

NOTE 4.  INVESTMENTS

     For the period ended December 31, 2002, purchases and proceeds from sales of investment securities, other than short-term investments, aggregated $1,347,905 and $144,632, respectively. As of December 31, 2002, the gross unrealized appreciation for all securities totaled $65,683 and the gross unrealized depreciation for all securities totaled $73,801 for a net unrealized depreciation of $8,118. The aggregate cost of securities for federal income tax purposes at December 31, 2002 was $1,296,984.


NOTE 5. ESTIMATES

     Preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.


NOTE 6. OTHER RELATED PARTY TRANSACTIONS

     The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of December 31, 2002, Richard A. Runkel held 47.61% of the outstanding Fund shares and Thomas J. Runkel held 27.22% of the outstanding Fund shares.

                                                        DIRECTORS AND OFFICERS

     The Board of Directors supervises the business activities of the Fund. The names of the Directors and executive officers of the Fund are shown below.

================================ ============ =============== ========================== =============== ================
                                                                                         Number of
                                                                                         Portfolios in   Other
                                 Position(s) Term of Fund Complex Directorships
                                 Held with Office and Principal Occupation(s)
                                 Overseen by Held by
Name, Address, and Age           Fund         Length of       During Past 5 Years        Director        Director
                                              Time Served
-------------------------------- ------------ --------------- -------------------------- --------------- ----------------
-------------------------------- ------------ --------------- -------------------------- --------------- ----------------
Interested Directors and
Officers:
Thomas J. Runkel                                              Chairman, President,             1         None
Born:  10/14/58                  Chairman,    Indefinite      Secretary and Treasurer,
903 Chevy Street, Belmont, CA    President,   term; Since     Runkel Funds, Inc.,
94002                            Secretary    Fund's          March 2002-Present;
                                 and          inception       Manager, Runkel
                                 Treasurer                    Advisors, LLC, March
                                                              2002-Present; Portfolio
                                                              Trader and Manager,
                                                              Franklin Templeton
                                                              Funds, Oct. 1983-January
                                                                           2002.

-------------------------------- ------------ --------------- -------------------------- --------------- ----------------
-------------------------------- ------------ --------------- -------------------------- --------------- ----------------
Independent Directors:

1.       Diomedes Loo-Tam        Director     Indefinite      Treasurer of the                 1         None
     Born:  2/17/39                           term; Since     Franklin Group of Funds
     424 Matietta Drive                       Fund's          and Senior Vice
     San Francisco, CA                        inception       President of Franklin
94127-1820                                                    Templeton Services, Inc.
                                                              from August 1997 to
                                                              retirement in February
                                                                           2000.



2.       Laird Foshay            Director     Indefinite      Founder of INVESTools,           1         None
     Born:  04/03/59                          term; Since     Inc. from 1994 to May,
     7815 Adelaida Road                       Fund's          1999; director of
     Paso Robles, CA 93446                    inception       Telescan Inc. June, 1999
                                                                to August, 2000;
                                                                President of M&T
                                                              Publishing from 1982 to
                                                                           1992.

-------------------------------- ------------ --------------- -------------------------- --------------- ----------------




     The Audit Committee is a standing committee of the Fund and consists of the Independent Directors, Messrs. Foshay and Loo-Tam. They meet semi-annually and annually to review the Fund's financial statements. On an annual basis, the Audit Committee will meet with the Fund's independent accountants to discuss their audit results and management's cooperation with the auditors.

     The Code of Ethics Review Committee is a standing committee of the Fund and consists of the Independent Directors, Messrs. Foshay and Loo-Tam. This Committee will meet to review any Reportable Transactions, as defined under the Fund's Code of Ethics, and to determine any appropriate sanctions.

     The Valuation Committee is a standing committee of the Fund and consists of Messrs. Runkel and Loo-Tam. This Committee will meet only in the event that the Fund's Valuation Procedures require them to determine the fair market value of a security for which a price is not readily available.

     Item 2. Code of Ethics. Not applicable to Semi-Annual Reports

     Item 3. Audit Committee Financial Expert. Not applicable to Semi-Annual Reports

     Items 4-8. Reserved

     Item 9. Controls and  Procedures.  Not applicable to Semi-Annual Reports

     Item 10. Exhibits. Certifications required by Item 10(b) of Form N-CSR are filed herewith.

     SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Runkel Funds Inc.

By (Signature and Title)
*      /s/           Thomas J. Runkel
 ---------------------------------------------------------
         [Thomas J. Runkel, President, Runkel Funds, Inc.]

Date     3/3/03
    ------------------------------------------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)
*        /s/         Thomas J. Runkel
 ----------------------------------------------------------
         [Thomas J. Runkel, President, Runkel Funds Inc.]

Date              3/3/03
    -------------------------------------------------------

By (Signature and Title)
*        /s/         Thomas J. Runkel
 ----------------------------------------------------------
         [Thomas J. Runkel, President, Runkel Funds Inc.]

Date              3/3/03
    -------------------------------------------------------